Employee Benefit Plan	12 Months Ended
Dec. 31, 2023
Retirement Benefits [Abstract]
Employee Benefit Plan

Note K — Employee Benefit Plan

We sponsor a 401(k) plan that provides benefits for qualified employees. Our match of the employee contributions is discretionary and is equal to 100% of the first 6% of eligible compensation contributed by each employee. All contributions are funded in cash and vest immediately.

Total expense recorded for the matching 401(k) contribution in the years ended December 31, 2023 and 2022, was approximately $109,000 and $147,000, respectively.